Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(2) ($)	Compensation Actually Paid to PEO 1(3) ($)	Compensation Actually Paid to PEO 2(4) ($)	Average Summary Compensation Table Total for non-PEO NEOs(5) ($)	Average Compensation Actually Paid to non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (9) ($)	Revenue (thousands) (10) ($)
							Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(8) ($)
2023	15,091,243	17,746,877	15,091,243	30,056,865	3,409,160	8,957,933	158	221	2,702	620,445
2022	1,025,317	—	1,025,317	—	1,515,992	563,715	96	133	(68,119)	471,883
2021	1,461,382	—	1,461,382	—	6,790,593	5,879,551	110	207	1,028	359,370
2020	742,230	—	1,387,017	—	1,901,060	3,348,458	164	150	158,403	310,056

Named Executive Officers, Footnote	Reflects the total compensation amounts reported in the Summary Compensation Table ("SCT") for Mr. Randall, our Principal Executive Officer from August 8, 2017 through March 1, 2023 ("PEO 1"). Reflects the total compensation amounts reported in the SCT for Mr. Trigg, our current PEO, who was appointed as the Company's President and Chief Executive Officer as of March 1, 2023 ("PEO 2"). Mr. Trigg was a non-PEO NEO during fiscal years 2020, 2021, and 2022 and his compensation during such periods is reflected in the applicable non-PEO NEO fields.
Adjustment To PEO Compensation, Footnote	Reflects the compensation actually paid amounts for PEO 1 for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For fiscal year 2023, the compensation actually paid to PEO 1 reflects each of the following adjustments made to the total compensation amounts reported in the SCT for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K.

Year	2023
SCT Total Compensation ($)	15,091,243
Less: Stock and Option Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	—
Plus: Year-End Fair Value of Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested ($)	—
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	—
Plus: Vesting Date Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year ($)	—
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Year-End) ($)	—
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	15,091,243
Valuation methodology. Stock option fair values were calculated based on the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (e.g., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values were calculated using the stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and projected performance as of year-end and as of the date of vest. Time-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
Reflects the compensation actually paid amounts for PEO 2 for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For fiscal year 2023, the compensation actually paid to PEO 2 reflects each of the following adjustments made to the total compensation amounts reported in the SCT for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K.

Year	2023
SCT Total Compensation ($)	17,746,877
Less: Stock and Option Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	(16,567,725)
Plus: Year-End Fair Value of Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested ($)	25,249,350
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	1,772,801
Plus: Vesting Date Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year ($)	1,185,541
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Year-End) ($)	670,021
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	30,056,865
Valuation methodology. Stock option fair values were calculated based on the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (e.g., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values were calculated using the stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and projected performance as of year-end and as of the date of vest. Time-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 3,409,160	$ 1,515,992	$ 6,790,593	$ 1,901,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,957,933	563,715	5,879,551	3,348,458
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the average compensation actually paid amounts for the non-PEO NEOs included in the preceding column for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For fiscal year 2023, the average compensation actually paid to the non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the SCT for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

Year	2023 Average
SCT Total Compensation ($)	3,409,160
Less: Stock and Option Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	(2,597,208)
Plus: Year-End Fair Value of Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested ($)	3,381,603
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	3,158,519
Plus: Vesting Date Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year ($)	258,521
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Year-End) ($)	1,347,338
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	8,957,933
	Valuation methodology. Stock option fair values were calculated based on the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (e.g., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance share unit grant date fair values were calculated using the stock price as of the date of grant assuming target performance. Adjustments have been made using the stock price and projected performance as of year-end and as of the date of vest. Time-based restricted stock unit grant date fair values were calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

*Reflects the Pay Versus Performance Graphs modified by (i) adding an additional $2,860,160 to Mr. Randall's compensation in each of 2023, 2022, 2021, and 2020, which reflects $14,300,800 (the pro-rata portion of the 2018 Long-Term Award paid to Mr. Randall in connection with his separation from the Company) divided by 5 (the number of years the 2018 Long-Term Award was outstanding), (ii) subtracting $14,300,800 from Mr. Randall's compensation in 2023 because of the normalization of the award described in (i) above, (iii) subtracting $13,059,317 from Mr. Trigg's 2023 compensation, which reflects the year-end fair value of the one-time, time-based options granted to Mr. Trigg in connection with his appointment as President and Chief Executive Officer, (iv) subtracting $1,669,860 from Mr. Trigg's 2023 compensation, which reflects the year-end fair value of the one-time, time-based restricted stock units grants to Mr. Trigg in connection with his appointment as President and Chief Executive Officer, (v) subtracting the December 2021 equity grants from fiscal year 2021, and (vi) adding the December 2021 equity grants to fiscal year 2022.

Tabular List, Table

Most Important Performance Measures
Booked Residential Units (Non-Financial Measure)
Revenue (Financial Measure)
Non-GAAP Operating Margin(1) (Financial Measure)

Total Shareholder Return Amount	$ 158	96	110	164
Peer Group Total Shareholder Return Amount	221	133	207	150
Net Income (Loss)	$ 2,702,000	$ (68,119,000)	$ 1,028,000	$ 158,403,000
Company Selected Measure Amount	620,445,000	471,883,000	359,370,000	310,056,000
Additional 402(v) Disclosure	Reflects the average total compensation amounts reported in the SCT for the following non-PEO NEOs for the applicable fiscal year:
1.In 2023, Ms. Goon and Mr. Mazza.
2.In 2022, Ms. Goon, Mr. Mazza, Mr. Trigg, and Mr. Walker.
3.In 2021, Ms. Goon, Mr. Mazza, Mr. Trigg, Mr. Walker, and Ida Kane (our former Chief Financial Officer, who resigned effective June 4, 2021).
4.In 2020, Ms. Kane, Mr. Trigg, and Mr. Walker.
	Reflects the cumulative total shareholder return ("TSR") of the Company for each applicable fiscal year, calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The TSR for each of fiscal year 2020, 2021, and 2022 has been updated to reflect a correction in the methodology and time period used to calculate such TSR values. Reflects the cumulative TSR of the Company’s peer group (“Peer Group TSR”) for each applicable fiscal year, calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in the 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: NASDAQ Computer Index. Reflects "Net Income" in the Company's Consolidated Income Statements included in the Annual Reports on Form 10-K for each applicable fiscal year.We have selected “Revenue” as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to company performance for fiscal year 2023. “Revenue” is further described in the Company's Consolidated Statement of Operations, which is included in the 2023 Annual Report on Form 10-K.Non-GAAP operating margin is defined as GAAP operating margin less stock-compensation expense, amortization of purchased intangibles, and one-time or non-recurring transactions .
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (Financial Measure)
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin(1) (Financial Measure)
Shane Trigg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,746,877	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	30,056,865	0	0	0
Shane Trigg [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,567,725)
Shane Trigg [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,249,350
Shane Trigg [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,772,801
Shane Trigg [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,185,541
Shane Trigg [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,021
Shane Trigg [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Shane Trigg [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	15,091,243	1,025,317	1,461,382	742,230
PEO Actually Paid Compensation Amount	15,091,243	$ 1,025,317	$ 1,461,382	$ 1,387,017
Jason Randall [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Jason Randall [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,597,208)
Non-PEO NEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,381,603
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,158,519
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,521
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,347,338
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0